Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Jul. 25, 2016
Entity Information [Line Items]
Entity Registrant Name	DIEBOLD INC
Entity Central Index Key	0000028823
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		65,189,266